Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans - Summary of Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2024	Dec. 31, 2023
Non-U.S. Pension Plan | Non-U.S. Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.40%	4.45%